NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL ASSETS [Abstract]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

NOTE 13 - NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE

Non-current assets and disposal group classified as held for sale at December 31, 2021 and December 31, 2020, are detailed below:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Current assets
Aircraft	99,694	275,000
Engines and rotables	46,724	740
Other assets	374	382
Total	146,792	276,122

The balances are presented at the lower of book value and fair value less cost to sell. The fair value of these assets was determined based on quoted prices in active markets for similar assets or liabilities. This is a level II measurement as per the fair value hierarchy set out in Note 3.3 (2). There were no transfers between levels for recurring fair value measurements during the year.

Assets reclassified from Property, plant and equipment to Non-current assets or groups of assets for disposal classified as held for sale.

During the year 2020, the sale of a Boeing 767 aircraft took place and therefore US $ 5.5 million was recognized as profit from the transaction.

Additionally, during the year 2020, Delta Air Lines, Inc. canceled the purchase of four Airbus A350 aircraft, given this, LATAM was compensated with the payment of ThUS $ 62,000, which was recorded in the income statement as other income. These four aircraft were reclassified to Property, plant and equipment.

During 2020, eleven Boeing 767 aircraft were transferred from the Property, plant and equipment item, to the Non-current assets item or groups of assets for disposal classified as held for sale. During 2021, the sale of five aircraft were completed.

During the third quarter of the year 2021, associated with the fleet restructuring plan, they were transferred from the Property, plant and equipment component of spare parts and engines to the Non-current assets or groups of assets for disposal classified as held for sale. During the fourth quarter of 2021, according to the Chapter 11 Proceedings, an engine of the XWB family included in this group of assets was rejected, due to finally not complete the sales.

Additionally, a loss was recognized for US$85 million during the year (US$ 332 million at December 31, 2020) to adjust the assets to its fair value less the cost of sales, which were recorded in the income statement as part of the restructuring activities expenses.

The detail of the fleet classified as non-current assets and disposal group classified as held for sale is as follows:

	As of	As of
	December 31,	December 31,
Aircraft	2021	2020
Boeing 767	6	11
Total	6	11